Feb. 01, 2021
Virtus KAR Equity Income Series
Virtus KAR Equity Income Series

Virtus KAR Equity Income Series,

a series of Virtus Variable Insurance Trust

Supplement dated February 1, 2021 to the Summary Prospectus

and the Statutory Prospectus, each dated August 31, 2020

Important Notice to Investors

In the section “Principal Investment Strategies” in the Series’ summary prospectus and in the summary section of the Series’ statutory prospectus, the following is added after the first sentence:

“The Series may invest in issuers of securities that are traded on a non-U.S. exchange if the Series’ subadviser considers the issuer a U.S. company, including through depositary receipts.”

In the section “Principal Risks” in the Series’ summary prospectus and in the summary section of the Series’ statutory prospectus, the following disclosure is added:

> Depositary Receipts Risk. Investments in foreign companies through depositary receipts may expose the Series to the same risks as direct investments in securities of foreign issuers.

Investors should retain this supplement with the Prospectuses for future reference.